                    [DRINKER BIDDLE & REATH LLP LETTERHEAD]




                                        May 13, 1997


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549


        Re:     Trust for Federal Securities (1933 Act
                Registration No. 002-53808 and 1940 Act
                Registration No. 811-02573)

Ladies and Gentlemen:

        On behalf of Trust for Federal Securities (the "Trust") and pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the prospectuses and statements of additional information listed below that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from the prospectuses and statements of additional information contained in the Trust's most recent post-effective amendment, Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 ("Post-Effective Amendment No. 44"), which was filed on February 28, 1997; and (ii) the text of Post-Effective Amendment No. 44 has been filed electronically:

        1.      Prospectus dated February 28, 1997 for FedFund;

        2.      Prospectus dated February 28, 1997 for T-Fund;

        3.      Prospectus dated February 28, 1997 for T-Fund Plus Shares;

        4.      Prospectus dated February 28, 1997 for Federal Trust Fund;

                           Drinker Biddle & Reath LLP


Securities and Exchange Commission
May 13, 1997
Page 2



        5.      Prospectus dated February 28, 1997 for Treasury Trust Fund;

        6. Prospectus dated February 28, 1997 for Treasury Trust Fund Dollar Shares;

        7. Statement of Additional Information dated February 28, 1997 for FedFund and T-Fund;

        8. Statement of Additional Information dated February 28, 1997 for Federal Trust Fund and Treasury Trust Fund.

        If you have any questions or comments regarding this filing, do not hesitate to contact the undersigned at (215) 988-2482.


                                        Very truly yours,



                                        /s/ Beth K. Werths
                                        ---------------------------
                                        Beth K. Werths

BKW